ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 63,440	$ 44,639
Accrued expenses	31,810	18,983
Derivative instruments	0	3,208
Advances from customers	2,801	2,805
Income and indirect taxes payable	8,640	4,071
Total	$ 106,691	$ 73,706